Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000244754
Shareholder Report [Line Items]
Fund Name	Brookstone Active ETF
Trading Symbol	BAMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Active ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-active-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-active-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Active ETF	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 40,140,372
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 114,319
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,140,372 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$114,319 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 Growth ETF	23.1%
SPDR Portfolio S&P 500 ETF	22.1%
SPDR Portfolio S&P 500 Value ETF	20.9%
SPDR Portfolio Aggregate Bond ETF	16.4%
iShares 0-3 Month Treasury Bond ETF	15.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000244755
Shareholder Report [Line Items]
Fund Name	Brookstone Dividend Stock ETF
Trading Symbol	BAMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Dividend Stock ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-dividend-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-dividend-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Dividend Stock ETF	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 93,797,658
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 271,328
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$93,797,658 Number of Portfolio Holdings30 Advisory Fee $271,328 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FMC Corporation	3.4%
US Bancorp	3.4%
Verizon Communications, Inc.	3.4%
Crown Castle, Inc.	3.4%
Gilead Sciences, Inc.	3.4%
T Rowe Price Group, Inc.	3.4%
NiSource, Inc.	3.4%
Kinder Morgan, Inc.	3.4%
Kraft Heinz Company (The)	3.4%
Entergy Corporation	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000244756
Shareholder Report [Line Items]
Fund Name	Brookstone Growth Stock ETF
Trading Symbol	BAMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Growth Stock ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-growth-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-growth-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Growth Stock ETF	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 103,128,924
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 285,897
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$103,128,924 Number of Portfolio Holdings30 Advisory Fee $285,897 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]
Holding Name	% of Net Assets
Veeva Systems, Inc., Class A	3.4%
Las Vegas Sands Corporation	3.5%
McDonald's Corporation	3.4%
Snowflake, Inc.	3.4%
ServiceNow, Inc.	3.4%
CME Group, Inc.	3.4%
Tyler Technologies, Inc.	3.4%
Apple, Inc.	3.4%
Teradyne, Inc.	3.4%
UnitedHealth Group, Inc.	3.3%

C000244757
Shareholder Report [Line Items]
Fund Name	Brookstone Intermediate Bond ETF
Trading Symbol	BAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Intermediate Bond ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-intermediate-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-intermediate-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Intermediate Bond ETF	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Distribution of Capital [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

AssetsNet	$ 57,722,495
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 184,346
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,722,495 Number of Portfolio Holdings5 Advisory Fee $184,346 Portfolio Turnover0%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	99.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	20.1%
iShares 3-7 Year Treasury Bond ETF	20.0%
SPDR Portfolio Intermediate Term Treasury ETF	19.9%
Schwab Intermediate-Term U.S. Treasury ETF	19.9%
iShares 1-5 Year Investment Grade Corporate Bond	19.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000244758
Shareholder Report [Line Items]
Fund Name	Brookstone Opportunities ETF
Trading Symbol	BAMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Opportunities ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-opportunities-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-opportunities-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Opportunities ETF	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 37,968,604
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 105,667
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,968,604 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$105,667 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Nasdaq 100 ETF	22.8%
Vanguard S&P 500 ETF	22.2%
SPDR Dow Jones Industrial Average ETF Trust	21.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	16.1%
iShares 0-3 Month Treasury Bond ETF	16.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000244759
Shareholder Report [Line Items]
Fund Name	Brookstone Ultra-Short Bond ETF
Trading Symbol	BAMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Ultra-Short Bond ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-ultra-short-bond-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-ultra-short-bond-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Ultra-Short Bond ETF	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 65,051,251
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 208,191
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,051,251 Number of Portfolio Holdings5 Advisory Fee $208,191 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBonds Dec 2024 Term Treasury ETF	19.7%
Invesco Short Term Treasury ETF	19.7%
SPDR Bloomberg 1-3 Month T-Bill ETF	19.7%
iShares 0-3 Month Treasury Bond ETF	19.6%
SPDR Bloomberg 3-12 Month T-Bill ETF	19.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000244760
Shareholder Report [Line Items]
Fund Name	Brookstone Value Stock ETF
Trading Symbol	BAMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Value Stock ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-value-stock-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-value-stock-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Value Stock ETF	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 86,746,552
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 259,616
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$86,746,552 Number of Portfolio Holdings30 Advisory Fee $259,616 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Estee Lauder Companies, Inc. (The), Class A	3.6%
Boeing Company (The)	3.6%
CVS Health Corporation	3.5%
Walt Disney Company (The)	3.5%
Wells Fargo & Company	3.4%
Albemarle Corporation	3.4%
Berkshire Hathaway, Inc., Class B	3.4%
Bank of America Corporation	3.3%
Goldman Sachs Group, Inc. (The)	3.3%
Starbucks Corporation	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000244761
Shareholder Report [Line Items]
Fund Name	Brookstone Yield ETF
Trading Symbol	BAMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brookstone Yield ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookstoneam.com/brookstone-yield-etf. You can also request this information by contacting us at 1-888-562-8880.
Additional Information Phone Number	1-888-562-8880
Additional Information Website	https://www.brookstoneam.com/brookstone-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookstone Yield ETF	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 36,103,201
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 99,183
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$36,103,201 Number of Portfolio Holdings6 Advisory Fee (net of waivers)$99,183 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Equity Premium Income ETF	21.3%
JPMorgan Nasdaq Equity Premium Income ETF	20.1%
SPDR Blackstone Senior Loan ETF	19.7%
Invesco Senior Loan ETF	19.4%
Panagram Bbb-B Clo Etf	9.9%
Janus Henderson B-BBB CLO ETF	9.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.